Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 1,068,703	$ 15,450	₨ 923,401	₨ 642,399
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	2,671	39	5,379	(17,034)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	18,307	264	1,458	(7,663)
Total other comprehensive income, net of taxes	20,978	303	6,837	(24,697)
Total comprehensive income	1,089,681	15,753	930,238	617,702
Total comprehensive income attributable to:
Equity holders of the Company	1,089,681	15,753	930,238	617,702
Non-controlling interest				0
Comprehensive income	₨ 1,089,681	$ 15,753	₨ 930,238	₨ 617,702